Commitments	12 Months Ended
Dec. 31, 2016
Commitments

19. Commitments

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2016 were as follows:

Years Ended December 31	RMB	US$
2017	71,839,452	10,347,033
2018	61,417,714	8,845,991
2019	50,316,494	7,247,083
2020	43,588,626	6,278,068
2021 and after	131,776,349	18,979,742
Total	358,938,635	51,697,917

Rental expenses were RMB 46,852,399, RMB 75,964,160 and RMB 92,971,662 for the years ended December 31, 2014, 2015 and 2016, respectively.